Summary of Significant Accounting Policies - Property and Equipment (Details)	12 Months Ended
Dec. 31, 2022
Software
Property, Plant and Equipment [Line Items]
Estimated Useful Life (in years)	3 years
Minimum | Machinery and equipment
Property, Plant and Equipment [Line Items]
Estimated Useful Life (in years)	3 years
Minimum | Furniture and fixtures
Property, Plant and Equipment [Line Items]
Estimated Useful Life (in years)	5 years
Maximum | Machinery and equipment
Property, Plant and Equipment [Line Items]
Estimated Useful Life (in years)	5 years
Maximum | Furniture and fixtures
Property, Plant and Equipment [Line Items]
Estimated Useful Life (in years)	7 years